Commitments and Contingencies (Details) - Schedule of future minimum lease payments	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments [Abstract]
2022	$ 252,525
2023	260,100
2024	110,480
Total	$ 623,105